Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurements
Schedule of financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy

		As of December 31,
Financial instruments	Fair value hierarchy	2018	2019
		RMB	RMB

Cash equivalents	Significant other observable inputs (Level 2)	1,069,646	2,302,860
Term deposits	Significant other observable inputs (Level 2)	—	70,000
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	4,587,610	8,414,348
Long-term investments:
- Equity investments with readily determinable fair value	Quoted prices in active markets for identical assets (Level 1)	910,650	841,754
- Non-marketable investments held by an investment company within the Group or accounted for using fair value option	Significant unobservable inputs (Level 3)	182,600	90,151
Investment in convertible notes	Significant unobservable inputs (Level 3)	—	669,715